Tax - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average effective tax rate	21.60%	18.80%	14.80%
Applicable tax rate	25.00%	23.50%	19.00%
Current tax expense (income), related to Pillar Two income taxes	£ 14
Current tax relating to items credited directly to equity	135	£ 9	£ 1
Deferred tax assets	6,321	5,960
Deferred tax liabilities	18	22
Unused tax credits for which no deferred tax asset recognised	359	381
Temporary differences associated with investments in related entities for which deferred tax liabilities have not been recognised	920	873
Tesco Personal Finance PLC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gain on acquisition	556
Gain (loss) on acquisition subject to litigation	475
After more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,663	5,325
Deferred tax liabilities	1,044	1,173
Within five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	13	79
Within six to ten years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	6	13
Within eleven to twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	11,789	10,504
Indefinitely
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	9,487	11,085
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	21,295	21,681
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	373	527
Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	3,903	3,965
UK Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,451	4,081
UK Tax Group | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,451	4,081
UK Tax Group | Unused tax losses | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,385	1,566
US Intermediate Holding Company Tax Group ('IHC Tax Group')
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,162	973
US Intermediate Holding Company Tax Group ('IHC Tax Group') | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	38	35
US Intermediate Holding Company Tax Group ('IHC Tax Group') | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	365	387
Barclays Bank PLC's US Branch Tax Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	270	386
Other (outside the UK and US tax groups)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	438	520
Other (outside the UK and US tax groups) | Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	111	147
Other (outside the UK and US tax groups) | Loss in current or prior year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	£ 4	£ 20